Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) employee
Other Commitments with Third Parties and Other Contingent Liabilities
Number of employees against whom investigation was opened | employee	5
Number of employees against whom judicial process was discharged | employee	3
Number of employees against whom judicial process continued | employee	2
Not later than one year
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 83,782
Later than one year and not later than two years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	62,510
Later than two years and not later than three years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	56,183
Later than three years and not later than four years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	39,765
Later than four years and not later than five years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	9,249
2023
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	780
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 780